Operating Leases and Obligations Related to Finance Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
A maturity analysis of the Company's operating lease liabilities from time charter-in and bareboat-in contracts (excluding short-term leases) as at December 31, 2025 is as follows:

	Lease Commitment $	Non-Lease Commitment $	Total Commitment $
As at December 31, 2025
Payments:
2026	22,849	13,865	36,714
2027	9,058	6,219	15,277
2028	5,284	3,250	8,534
2029	3,945	3,444	7,389
Total payments	41,136	26,778	67,914
Less: imputed interest	(2,975)
Carrying value of operating lease liabilities	38,161
Less: current portion	(21,107)
Carrying value of long-term operating lease liabilities	17,054